Long-term debt - Bonds (Details) € in Thousands, $ in Thousands	May 18, 2021 EUR (€) item	Feb. 15, 2021 EUR (€)	Feb. 15, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	May 18, 2021 USD ($) item	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 USD ($)
Debt
Long-term debt				€ 7,314,915			€ 7,808,460
Fresenius Medical Care US Finance, Inc
Debt
Redemption of bonds		€ 472,889	$ 650,000
Fresenius Medical Care Finance VII S.A
Debt
Redemption of bonds		€ 300,000
FMC US Finance, Inc. 2011
Debt
Face amount | $								$ 650,000
Interest rate (as a percent)							5.75%	5.75%
Long-term debt							€ 529,509
FMC Finance VII S.A. 2011
Debt
Face amount							€ 300,000
Interest rate (as a percent)							5.25%	5.25%
Long-term debt							€ 299,961
FMC US Finance II, Inc. 2012
Debt
Face amount | $					$ 700,000
Interest rate (as a percent)				5.875%	5.875%
Long-term debt				€ 618,008			569,987
Fresenius Medical Care AG & Co. KGaA, 2019
Debt
Face amount				€ 650,000
Interest rate (as a percent)				0.25%	0.25%
Long-term debt				€ 648,501			647,719
FMC US Finance II, Inc. 2014
Debt
Face amount | $					$ 400,000
Interest rate (as a percent)				4.75%	4.75%
Long-term debt				€ 352,180			324,725
Fresenius Medical Care AG & Co. KGaA, 2018
Debt
Face amount				€ 500,000
Interest rate (as a percent)				1.50%	1.50%
Long-term debt				€ 497,543			496,841
Fresenius Medical Care AG & Co. KGaA, 2020
Debt
Face amount				€ 500,000
Interest rate (as a percent)				1.00%	1.00%
Long-term debt				€ 496,348			495,598
Fresenius Medical Care AG & Co. KGaA, 2019
Debt
Face amount				€ 600,000
Interest rate (as a percent)				0.625%	0.625%
Long-term debt				€ 595,177			594,196
FMC US Finance III, Inc. 2021
Debt
Face amount				€ 850,000
Interest rate (as a percent)				1.875%	1.875%
Long-term debt				€ 743,966
FMC US Finance III, Inc. 2019
Debt
Face amount | $					$ 500,000
Interest rate (as a percent)				3.75%	3.75%
Long-term debt				€ 434,094			399,753
Fresenius Medical Care AG & Co. KGaA, 2019
Debt
Face amount				€ 500,000
Interest rate (as a percent)				1.25%	1.25%
Long-term debt				€ 497,459			497,138
Fresenius Medical Care AG & Co. KGaA, 2020
Debt
Face amount				€ 750,000
Interest rate (as a percent)				1.50%	1.50%
Long-term debt				€ 745,838			745,454
FMC US Finance III, Inc. 2020
Debt
Face amount | $					$ 1,000,000
Interest rate (as a percent)				2.375%	2.375%
Long-term debt				€ 875,398			807,237
FMC US Finance III, Inc. 2021
Debt
Face amount				€ 650,000
Interest rate (as a percent)				3.00%	3.00%
Long-term debt				€ 566,747
Bonds
Debt
Long-term debt				€ 7,071,259			€ 6,408,118
Redemption percentage at option of issuer				100.00%	100.00%
Percentage at which holders have right to ask repurchase				101.00%	101.00%
Debt Issuance Program
Debt
Face amount	€ 1,227,295			€ 10,000,000		$ 1,500,000
Number of tranches | item	2					2
Bonds issued with coupon rate 1.875%
Debt
Face amount	€ 695,467					$ 850,000
Interest rate (as a percent)	1.875%					1.875%
Borrowings term (in years)	5 years 7 months
Bonds issued with coupon rate 3.000%
Debt
Face amount	€ 531,828					$ 650,000
Interest rate (as a percent)	3.00%					3.00%
Borrowings term (in years)	10 years 7 months